T. ROWE PRICE GLOBAL EQUITY ETF

July 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
FRANCE 5.4%
Common Stocks 5.4%
Sartorius Stedim Biotech	1,118	223
Schneider Electric	700	181
Societe Generale	4,537	290
Total France (Cost $694)		694
GERMANY 3.2%
Common Stocks 3.2%
Hannover Rueck	570	173
SAP	813	232
Total Germany (Cost $418)		405
ISRAEL 1.1%
Common Stocks 1.1%
CyberArk Software (USD) (1)	358	147
Total Israel (Cost $143)		147
ITALY 1.3%
Common Stocks 1.3%
Ferrari (USD)	362	161
Total Italy (Cost $174)		161
JAPAN 2.6%
Common Stocks 2.6%
Chugai Pharmaceutical	3,600	173
ITOCHU	3,000	157
Total Japan (Cost $336)		330
NETHERLANDS 3.1%
Common Stocks 3.1%
ABN AMRO Bank, CVA	4,652	134
Adyen (1)	156	268
Total Netherlands (Cost $412)		402
SWEDEN 1.3%
Common Stocks 1.3%
Atlas Copco, Class A	11,291	172
Total Sweden (Cost $180)		172
SWITZERLAND 1.1%
Common Stocks 1.1%
Cie Financiere Richemont, Class A	852	139
Total Switzerland (Cost $158)		139

T. ROWE PRICE GLOBAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
TAIWAN 2.6%
Common Stocks 2.6%
Taiwan Semiconductor Manufacturing, ADR (USD)	1,388	335
Total Taiwan (Cost $314)		335
UNITED KINGDOM 2.1%
Common Stocks 2.1%
London Stock Exchange Group	1,129	138
National Grid	9,109	128
Total United Kingdom (Cost $298)		266
UNITED STATES 75.7%
Common Stocks 75.7%
Allstate	1,443	293
Amazon.com (1)	2,383	558
Ameren	1,118	113
Amphenol, Class A	3,031	323
Apollo Global Management	1,062	154
Ares Management, Class A	873	162
Bank of America	5,710	270
Broadcom	1,677	493
Carvana (1)	372	145
CME Group	651	181
ConocoPhillips	2,450	234
Corebridge Financial	4,049	144
Costco Wholesale	160	150
Danaher	712	140
Eli Lilly	306	226
GoDaddy, Class A (1)	1,449	234
Hubbell	540	236
JPMorgan Chase	674	200
Liberty Media-Liberty Formula One, Class C (1)	1,976	198
Linde	477	220
Marsh & McLennan	783	156
Meta Platforms, Class A	673	521
Microsoft	1,611	860
Netflix (1)	208	241
NVIDIA	3,225	574
NVR (1)	18	136
Old Dominion Freight Line	1,841	275
O'Reilly Automotive (1)	2,681	264
Reliance Steel & Aluminum	770	223
RenaissanceRe Holdings	788	192
Rockwell Automation	857	301
Roper Technologies	436	240
Sherwin-Williams	342	113
Steel Dynamics	1,923	245

T. ROWE PRICE GLOBAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Synopsys (1)	211	134
Teledyne Technologies (1)	571	315
Valero Energy	1,678	230
Total United States (Cost $9,370)		9,694
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 4.25% (2)	61,281	61
Total Short-Term Investments (Cost $61)		61
Total Investments 100.0% of Net Assets (Cost $12,558)		$12,806
Other Assets Less Liabilities 0.0%		1
Net Assets 100.0%		$12,807

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
USD	U.S. Dollar
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GLOBAL EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Global Equity ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE GLOBAL EQUITY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$10,337	$2,408	$—	$12,745
Short-Term Investments	61	—	—	61
Total	$10,398	$2,408	$—	$12,806
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE GLOBAL EQUITY ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1195-054Q3
07/25